Auxier Focus Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund's A Shares. More information about these and other discounts is available from your financial professional and in "Reduced Sales Charges - A Shares" on page 17 of the Fund's prospectus.

Shareholder Fees - Auxier Focus Fund	Institutional Shares	Investor Shares	A Shares
Maximum Sales Charge (Load) Imposed on Purchases of Less Than $1 million (as a percentage of the offering price)	none	none	5.75%
Maximum Contingent Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the lesser of the redemption price or offering price)	none	none	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none	none	none
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase, if applicable)	2.00%	2.00%	2.00%
[1]	Applied to purchases not subject to an initial sales charge and redeemed less than one year after purchase.

Annual Fund Operating Expenses - Auxier Focus Fund		Institutional Shares	Investor Shares	A Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		none	none	0.25%
Other Expenses		0.47%	0.26%	0.37%
Total Annual Fund Operating Expenses		1.47%	1.26%	1.62%
Fee Waiver and/or Expense Reimbursement	[1]	(0.47%)	(0.12%)	(0.37%)
Net Annual Fund Operating Expenses		1.00%	1.14%	1.25%
[1]	Auxier Asset Management LLC (the "Adviser") has contractually agreed to waive a portion of its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividend expenses on short sales, and extraordinary expenses) of Institutional Shares to 1.00%, Investor Shares to 1.14%, and A Shares to 1.25% through October 31, 2016 (the "Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap apply.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:

Expense Example - Auxier Focus Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	102	419	758	1,717
Investor Shares	116	388	680	1,512
A Shares	695	1,023	1,373	2,357